Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BLUE CHIP INVESTOR FUNDS
Entity Central Index Key	0001162127
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Blue Chip Investor Fund Shares
Shareholder Report [Line Items]
Fund Name	Blue Chip Investor Fund
Class Name	Blue Chip Investor Fund
Trading Symbol	BCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blue Chip Investor Fund ("Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bcifx.com. You can also request this information by contacting us at 1-877-673-3119.
Additional Information Phone Number	1-877-673-3119
Additional Information Website	www.bcifx.com
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Blue Chip Investor Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
Blue Chip Investor Fund	16.86%	8.92%	7.65%
S&P 500	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 39,171,046
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 190,490
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$39,171,046
Number of Portfolio Holdings	15
Portfolio Turnover Rate (%)	5%
Total Advisory Fees Paid ($)	$190,490

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	25.01%
Alphabet Inc. - Class C	10.30%
AerCap Holdings N.V.	8.76%
Goldman Sachs FS Government Fund Institutional Shares	7.77%
Markel Group, Inc.	7.04%
Suncor Energy Inc.	6.81%
LKQ Corporation	6.58%
Brookfield Corporation - Class A	5.74%
CarMax, Inc.	4.49%
Cimpress PLC	4.41%
Sectors (% of Net Assets)

*	Net Assets represent cash equivalents and other assets in excess of liabilities.